Shareholder Report, Average Annual Return (Details) DFFX_International High Relative Profitability Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	102 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International High Relative Profitability Portfolio – Institutional
Average Annual Return, Percent	19.86%	10.22%	7.54%
MSCI World ex USA Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	12.74%	7.80%